Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment, Net

	Land	Buildings	Machinery and equipment	Tools	Other equipment	Construction in progress and equipment to be inspected	Total	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
January 1, 2017
Cost	452,738	11,183,278	47,002,228	3,999,894	3,353,413	1,627,816	67,619,367
Accumulated depreciation and impairment	—	(6,395,332)	(39,430,608)	(3,475,451)	(2,786,790)	—	(52,088,181)

	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186
Less: Property, plant and equipment classified as held for sale	—	(710,191)	(433,688)	(90,460)	(168,314)	(631,315)	(2,033,968)

	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218

January 1, 2017	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218
Additions	—	211,098	2,007,767	571,601	195,957	1,716,268	4,702,691
Disposals	—	—	(30,066)	(2,302)	(1,865)	—	(34,233)
Reclassifications	—	141,400	1,535,619	44,882	22,149	(1,744,050)	—
Depreciation expenses	—	(511,167)	(1,837,482)	(357,695)	(192,934)	—	(2,899,278)
Impairment losses	—	—	—	—	(956)	—	(956)
Exchange adjustments	—	—	(43)	—	(88)	—	(131)

December 31, 2017	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311

December 31, 2017
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311

January 1, 2018
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420	2,079,008
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)	(1,580,304)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	498,704

January 1, 2018	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	498,704
Additions	—	247,186	2,445,313	591,229	172,652	1,489,190	4,945,570	161,567
Disposals	—	—	(904)	(11,745)	(2,067)	—	(14,716)	(481)
Reclassifications	—	199,724	1,154,663	7,604	26,026	(1,388,017)	—	—
Depreciation expenses	—	(457,265)	(2,180,718)	(535,378)	(203,218)	—	(3,376,579)	(110,310)
Exchange adjustments	—	—	12	—	23	—	35	1

December 31, 2018	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621	549,481

December 31, 2018
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936	2,190,948
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)	(1,641,467)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621	549,481

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

Amount of borrowing costs capitalized as part of property, plant and equipment and the range of the interest rates for such capitalization are as follows:

	2017	2018	2018
	NT$000	NT$000	US$000
Capitalization interest	18,769	18,542	606
Capitalization interest rate applied	1.7624%	1.7582%	1.7582%